Condensed Consolidated Statements of Cash Flows (Unaudited) (Q2) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (3,520)	$ (3,757)	$ (7,714)	$ (10,557)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	318	362	695	795
Stock-based compensation expense	349	328	694	1,469
Provision for bad debt expenses	11	7	21	5
Amortization of debt discount	66
Loss (gain) on disposal of fixed assets	9	(5)	2	58
Changes in assets and liabilities:
Accounts receivable	887	802	(215)	(1,497)
Inventories	(261)	(712)	692	(1,372)
Prepaid expenses and other current assets	(5)	(117)	(179)	(79)
Accounts payable	188	(112)	(83)	713
Accrued expenses	(38)	50	190	(216)
Accrued compensation	40	(96)	(182)	(1)
Deferred revenue	135	22	111	(86)
Net cash used in operating activities	(1,821)	(3,228)	(5,915)	(9,646)
Cash flows from investing activities:
Purchases of property and equipment	(17)	(46)	(53)	(95)
Proceeds from disposal of fixed assets		3	3	5
Net cash used in investing activities	(17)	(43)	(50)	(90)
Cash flows from financing activities:
Proceeds from issuance of convertible debt - related party	2,000	3,000	6,500	2,000
Proceeds from exercise of stock options	25			99
Common stock repurchased	(7)	(28)	(28)	(36)
Payments of capital leases	(22)	(34)	(58)	(91)
Net cash provided by financing activities	1,996	2,938	6,414	7,850
Net increase (decrease) in cash and cash equivalents	158	(333)	449	(1,886)
Cash and cash equivalents at beginning of period	1,237	788	788	2,674
Cash and cash equivalents at end of period	1,395	455	1,237	788
Cash paid during the period for:
Interest	1	4	8	592
Income taxes		3	11	17
Non-cash financing activities:
Net transfers of inventory to fixed assets for use as demonstration equipment	$ 234	$ 187	$ 272	$ 184